CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

3.           CONCENTRATION AND RISKS

Concentration of Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, fixed-rate time deposits and structured note classified as short-term investments, accounts receivable, funds receivable, loans receivable and commitment deposits.

As of December 31, 2023, the Company had US$146,073 in cash and cash equivalents, restricted cash, short term held-to-maturity investments and long-term time deposit, 82.8% and 17.2% of which were held by financial institutions in the PRC and financial institutions outside of the PRC, respectively. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights and interests over their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable financial institutions with high credit ratings to deposit its assets. Additionally, for cash deposits held overseas, these are maintained in an overseas branch of some reputable and well-established Chinese banks, further ensuring the security of the Company’s assets. The Company regularly monitors the ratings of the financial institutions in case of any defaults. There has been no recent history of default in relation to these financial institutions.

3.           CONCENTRATION AND RISKS (continued)

As of December 31, 2023, the Company’s investments included a structured note classified as a short-term investment, with a balance of US$52,296. This note was issued by Guotai Junan Financial Products Limited (“GTJA”), a financial institution based in the Hong Kong SAR. The settlement and performance of this structured note are directly linked to, and reliant upon, the principal and interest payments received by GTJA from specific underlying offshore bonds issued by Fang Holdings Limited (see Note 11). Therefore, the primary credit risk associated with this structured note investment stems from the creditworthiness of Fang Holdings Limited concerning these underlying bonds. The Company actively monitors the performance and credit risk of the underlying Fang Holdings Limited bonds to manage the credit exposure related to this structured note investment.

Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring of outstanding balances. The Company regularly reviews the creditworthiness of its customers.

The Company is exposed to default risk on its loans receivable. The Company assesses the allowance for credit losses related to loans receivable on a quarterly basis, either on an individual or collective basis. As of December 31, 2022 and 2023, no single borrower held more than 10% of the Company’s loan portfolio.

The Company regularly reviews the creditworthiness of real estate developers, and requires collateral from real estate developers in certain circumstances when commitment deposits become overdue.

Concentration of Customers and Suppliers

There were no revenues from customers which individually represented greater than 10% of the total revenues for any of the years ended December 31, 2021, 2022 and 2023. There were no accounts receivable of customers which individually accounted for greater than 10% of the total accounts receivable as of December 31, 2021, 2022 and 2023. In addition, there were no suppliers from whom purchases individually accounted for greater than 10% of the total purchases during any of the years ended December 31, 2021, 2022, and 2023.

Current Vulnerability Due to Certain Other Concentrations

The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

3.           CONCENTRATION AND RISKS (continued)

The Company almost transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC.

Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any ICP business. In 2016, a foreign invested entity mainly owned and ultimately controlled by the WFOEs obtained the ICP to operate www.fang.com.

The Company conducts its operations in the PRC through contractual arrangements entered into between the WFOEs and the PRC Domestic Entities. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future PRC Domestic Entities or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of WFOEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries, revoking the business licenses or operating licenses of WFOEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries, shutting down the Company’s servers or blocking the Company’s websites, discontinuing or placing restrictions or onerous conditions on the Company’s operations, requiring the Company to undergo a costly and disruptive restructuring, or enforcement actions that could be harmful to the Company’s business. Any of these actions could cause significant disruption to the Company’s business operations and severely damage the Company’s reputation, which would in turn materially and adversely affect the Company’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the actives of PRC Domestic Entities or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the PRC Domestic Entities.

3.           CONCENTRATION AND RISKS (continued)

In addition, if the WFOEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries or their shareholders fail to perform their obligations under the Contractual Agreements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with the PRC legal procedures. The legal system in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Agreements, the Company may not be able to exert effective control over its PRC Domestic Entities, and the Company’s ability to conduct its business may be negatively affected.

The Company believes that its corporate structure and Contractual Agreements of the Company’s PRC Domestic Entities and WFOEs in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the PRC Domestic Entities are in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with PRC Domestic Entities and their nominee shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects.

Impact of COVID-19

The COVID-19 pandemic had a considerable impact on the Company’s core business segments in China for the year ended December 31, 2022, due to movement restrictions that reduced real estate transactions. Marketing services for real estate developers, listing services for agents, and leads generation services all saw declines as these restrictions limited in-person site visits and overall buyer engagement. The downturn was compounded by broader market factors, including regulatory changes and shifts in economic conditions that dampened demand from both buyers and developers.

In 2023, following the lifting of pandemic-related restrictions in China, the Company did not observe any significant direct disruption to its business operations attributable to COVID-19. The Company has continued to assess its financial estimates, including credit losses on financial assets, long-lived assets, long-term investments, share-based compensation, valuation allowances for deferred tax assets, and revenue recognition. Based on this review, and considering the sustained normalization of market conditions in 2023, the Company determined that COVID-19 no longer has a significant effect on its long-term forecasts. However, the Company acknowledges the possibility of lingering economic uncertainties and policy shifts that may have indirect effects. The Company will continue to monitor relevant financial estimates and credit risk impacts as the situation evolves, making adjustments where necessary in response to any further changes in its operating environment.

Foreign currency exchange rate risk

The functional currency of the Company and its non-PRC subsidiaries is the U.S. dollars, while those WFOEs, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries is the RMB. The reporting currency of the Company is U.S. dollars. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, short-term investments, accounts receivable, other receivables, loans receivable, accounts and bonds payable and convertible senior notes denominated in the RMB. The appreciation of the U.S. dollars against the RMB was approximately 2.3%, 8.2% and 1.7% in 2021, 2022 and 2023, respectively. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term investments, long-term time deposits and held-to-maturity investments, bonds payable and convertible senior notes are denominated in the U.S. dollars. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the Renminbi and the U.S. dollar in the future. Any significant fluctuation of the valuation of RMB may materially affect the Company’s cash flows, revenues, earnings and financial position.